Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	2021
	First Quarter		Second Quarter	Third Quarter		Fourth Quarter
Revenues	$428,430		$445,645	$442,117		$560,702
(Loss) income from operations	$(69,510)		$(63,770)	$14,375		$31,925
Net (loss) income attributable to ordinary shares	$(55,951)		$(131,567)	$5,993		$(130,431)

Earnings per share:
Basic	$(0.09)		$(0.22)	$0.01		$(0.20)
Diluted (As Revised)	$(0.17)	(1)	$(0.22)	$(0.12)	(1)	$(0.20)
(1) The revision pertains to the treatment of mark-to-market gains within Q1-21 and Q3-21 reported results on the warrants within income attributable to ordinary shareholders and corresponding adjustments to Diluted weighted-average shares outstanding. Refer to the supplemental quarterly table presented below for revised computations. Previously reported Diluted earnings per share for the first quarter and third quarter of 2021 was ($0.09) and $0.01, respectively.

The diluted EPS computations for our ordinary shares for each of the quarterly periods presented were calculated as follows (in thousands, except share and per share amounts):
	2021
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Diluted EPS
Net (loss) income attributable to ordinary shares	$(55,951)	$(131,567)	$5,993	$(130,431)
Change in fair value of private placement warrants(1)	(51,215)	—	(83,013)	—
Net loss attributable to ordinary shares, diluted	$(107,166)	$(131,567)	$(77,020)	$(130,431)

Denominator:
Shares used in computing net loss attributable to per share to ordinary shareholders, basic	602,272,375	611,093,882	634,508,967	654,886,227
Weighted-average effect of potentially dilutive shares to purchase ordinary shares(1)	10,326,289	—	9,393,810	—
Diluted weighted-average number of ordinary shares outstanding	612,598,664	611,093,882	643,902,777	654,886,227
Diluted EPS	$(0.17)	$(0.22)	$(0.12)	$(0.20)
(1) The revision pertains to the treatment of mark-to-market gains within Q1-21 and Q3-21 reported results on the warrants within income attributable to ordinary shareholders and corresponding adjustments to Diluted weighted-average shares outstanding.

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$240,592	$273,500	$284,360	$455,595
(Loss) income from operations	$(28,308)	$14,246	$(12,664)	$(9,621)
Net loss attributable to ordinary shares	$(129,633)	$(25,281)	$(181,986)	$(13,725)

Earnings per share:
Basic	$(0.38)	$(0.07)	$(0.47)	$(0.02)
Diluted	$(0.38)	$(0.07)	$(0.47)	$(0.05)